Commitments (Aggregate Minimum Annual Rentals Under Non-Cancelable Leases) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2014	$ 1,722
Operating Leases, 2015	1,598
Operating Leases, 2016	1,480
Operating Leases, 2017	1,384
Operating Leases, 2018	1,246
Operating leases, thereafter	9,373
Operating Leases Total minimum rentals	16,803
Capital Leases, 2014	620
Capital Leases, 2015	584
Capital Leases, 2016	535
Capital Leases, 2017	490
Capital Leases, 2018	449
Capital Leases, Thereafter	3,590
Capital Leases Total minimum rentals	6,268
Less estimated executory costs	55
Net minimum lease payments	6,213
Less imputed interest	2,863
Capital Lease Obligations	$ 3,350